Trade Payables - Schedule of Trade Payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Payables [Abstract]
Service providers and consumables	R$ 534,307	R$ 354,990
Related parties	30
Operational suppliers	304,618	91,800
Credit card transactions	4,655,769	2,893,134
Other suppliers	2,389	25,341
Total	R$ 5,497,113	R$ 3,365,265